POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 19, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 76	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 80	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With copies to:

Isaac W. Hargett

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

August 19, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi A100 Compute ETF	[ ]	[ ]
Corgi B200 Compute ETF	[ ]	[ ]
Corgi H100 Compute ETF	[ ]	[ ]
Corgi H200 Compute ETF	[ ]	[ ]
Corgi RTX 5090 Compute ETF	[ ]	[ ]
Corgi Composite Compute ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Corgi A100 Compute ETF
FUND SUMMARY - Corgi B200 Compute ETF
FUND SUMMARY - Corgi H100 Compute ETF
FUND SUMMARY - Corgi H200 Compute ETF
FUND SUMMARY - Corgi RTX 5090 Compute ETF
FUND SUMMARY - Corgi Composite Compute ETF
ADDITIONAL INFORMATION ABOUT THE FUNDS
PORTFOLIO HOLDINGS INFORMATION
MANAGEMENT
HOW TO BUY AND SELL SHARES
DIVIDENDS, DISTRIBUTIONS, AND TAXES
DISTRIBUTION
PREMIUM/DISCOUNT INFORMATION
ADDITIONAL NOTICES
FINANCIAL HIGHLIGHTS

FUND SUMMARY – Corgi A100 Compute ETF

Investment Objective

The Corgi A100 Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA A100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to NVIDIA A100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference A100 GPU compute, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The NVIDIA A100 is a data center GPU based on the Ampere architecture, used for AI training, inference, data analytics, and high-performance computing workloads. The A100 remains widely deployed across cloud and enterprise environments and represents a significant portion of the installed GPU compute base.

For purposes of the Fund's investment objective and 80% Investment Policy, A100 GPU compute includes the NVIDIA A100 GPU and any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. Such a successor model may include a newer model that replaces or becomes the principal market reference for A100 GPU compute.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing A100 GPU compute futures contracts, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of A100 GPU compute. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of A100 compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared A100 GPU compute futures contracts, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month A100 GPU compute futures contracts, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of A100 GPU compute. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to A100 Computational Power or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of A100 GPU compute futures contracts, which may differ, at times significantly, from the current spot cost of A100 GPU compute. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of A100 Computational Power fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of A100 GPU compute capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, A100 GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi B200 Compute ETF

Investment Objective

The Corgi B200 Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA B200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to NVIDIA B200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference B200 GPU compute, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The NVIDIA B200 is a next-generation data center GPU based on the Blackwell architecture, designed for training and inference of frontier AI models. The B200 features significant improvements in compute density, memory bandwidth, and energy efficiency relative to prior generations.

For purposes of the Fund's investment objective and 80% Investment Policy, B200 GPU compute includes the NVIDIA B200 GPU and any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. Such a successor model may include a newer model that replaces or becomes the principal market reference for B200 GPU compute.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing B200 GPU compute futures contracts, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of B200 GPU compute. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of B200 compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared B200 GPU compute futures contracts, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month B200 GPU compute futures contracts, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of B200 GPU compute. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to B200 Computational Power or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of B200 GPU compute futures contracts, which may differ, at times significantly, from the current spot cost of B200 GPU compute. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of B200 Computational Power fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of B200 GPU compute capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, B200 GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgiinvest.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi H100 Compute ETF

Investment Objective

The Corgi H100 Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA H100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to NVIDIA H100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference H100 GPU compute, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The NVIDIA H100 is a data center GPU based on the Hopper architecture, widely used for training and inference of large-scale artificial intelligence and machine learning models. The H100 is designed for high-performance computing workloads and is deployed by major cloud providers, AI research laboratories, and enterprise data centers.

For purposes of the Fund's investment objective and 80% Investment Policy, H100 GPU compute includes the NVIDIA H100 GPU and any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. Such a successor model may include a newer model that replaces or becomes the principal market reference for H100 GPU compute.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing H100 GPU compute futures contracts, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of H100 GPU compute. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of H100 compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared H100 GPU compute futures contracts, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month H100 GPU compute futures contracts, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of H100 GPU compute. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to H100 Computational Power or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of H100 GPU compute futures contracts, which may differ, at times significantly, from the current spot cost of H100 GPU compute. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of H100 Computational Power fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of H100 GPU compute capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, H100 GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgiinvest.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi H200 Compute ETF

Investment Objective

The Corgi H200 Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA H200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to NVIDIA H200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference H200 GPU compute, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The NVIDIA H200 is a data center GPU based on an enhanced Hopper architecture featuring increased high-bandwidth memory (HBM3e) capacity and bandwidth compared to the H100. The H200 is designed for large language model inference and generative AI workloads requiring significant memory throughput.

For purposes of the Fund's investment objective and 80% Investment Policy, H200 GPU compute includes the NVIDIA H200 GPU and any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. Such a successor model may include a newer model that replaces or becomes the principal market reference for H200 GPU compute.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing H200 GPU compute futures contracts, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of H200 GPU compute. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of H200 compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared H200 GPU compute futures contracts, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month H200 GPU compute futures contracts, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of H200 GPU compute. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to H200 Computational Power or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of H200 GPU compute futures contracts, which may differ, at times significantly, from the current spot cost of H200 GPU compute. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of H200 Computational Power fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of H200 GPU compute capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, H200 GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgiinvest.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi RTX 5090 Compute ETF

Investment Objective

The Corgi RTX 5090 Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA RTX 5090 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to NVIDIA RTX 5090 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference RTX 5090 GPU compute, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The NVIDIA RTX 5090 is a high-performance consumer and workstation GPU based on the Blackwell architecture. While primarily designed for professional visualization and gaming workloads, the RTX 5090 is increasingly used for AI inference and fine-tuning tasks in cost-sensitive environments.

For purposes of the Fund's investment objective and 80% Investment Policy, RTX 5090 GPU compute includes the NVIDIA RTX 5090 GPU and any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. Such a successor model may include a newer model that replaces or becomes the principal market reference for RTX 5090 GPU compute.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing RTX 5090 GPU compute futures contracts, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of RTX 5090 GPU compute. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of RTX 5090 compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared RTX 5090 GPU compute futures contracts, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month RTX 5090 GPU compute futures contracts, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of RTX 5090 GPU compute. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to RTX 5090 Computational Power or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of RTX 5090 GPU compute futures contracts, which may differ, at times significantly, from the current spot cost of RTX 5090 GPU compute. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of RTX 5090 Computational Power fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of RTX 5090 GPU compute capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, RTX 5090 GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgiinvest.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Composite Compute ETF

Investment Objective

The Corgi Composite Compute ETF (the "Fund") seeks investment results, before fees and expenses, that provide economic exposure to GPU compute across the A100, B200, H100, H200, and RTX 5090 GPU markets, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU markets. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures (collectively, the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide economic exposure to GPU compute across the A100, B200, H100, H200, and RTX 5090 GPU markets, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU markets. The Fund may obtain exposure through (i) standardized, cash-settled futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the Commodity Futures Trading Commission ("CFTC"), including CME Group or ICE Futures U.S., if available, and (ii) centrally cleared or over-the-counter swap agreements, including total return swaps, that reference GPU compute across the A100, B200, H100, H200, and RTX 5090 markets, one or more such futures contracts, a pricing benchmark, index, reference rate, or other measure designed to track its price, cost, availability, utilization, or economic value. Such swaps may be negotiated over-the-counter even if the referenced futures contract is exchange-listed.

The Composite series is designed to provide broad economic exposure across the A100, B200, H100, H200, and RTX 5090 GPU compute markets. The Adviser may allocate exposure among those GPU markets and may adjust the reference instruments as the relevant markets, contracts, or successor GPU models develop.

For purposes of the Fund's investment objective and 80% Investment Policy, the Composite series may obtain exposure to the A100, B200, H100, H200, and RTX 5090 GPU markets and to any successor, replacement, or substantially similar GPU model that the Adviser determines in good faith has comparable intended uses, market characteristics, liquidity, commercial deployment, and pricing data. The Adviser may add, remove, or replace a GPU reference as the relevant market migrates to newer models or as a reference contract, benchmark, index, reference rate, or other measure becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund does not invest directly in physical computing infrastructure or GPU hardware. Instead, the Fund obtains exposure synthetically through financial instruments whose value is linked to Computational Power. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to Computational Power. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options on futures contracts, forwards, and other derivative instruments linked to Computational Power or a related benchmark, index, reference rate, or other measure. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. The Fund will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry through financial instruments that provide exposure to Computational Power.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Swap Agreements. The Fund may obtain exposure to Computational Power through total return swap agreements, including OTC total return swaps, referencing futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets, one or more exchange-listed or centrally cleared futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of GPU compute across the A100, B200, H100, H200, and RTX 5090 markets. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment, typically at a fixed or floating rate. The Fund expects to enter into OTC swap agreements with one or more registered swap dealers for terms typically ranging from one month to one year. Each swap contract references a notional quantity of Composite GPU compute-hours and settles based on the change in value of the referenced futures contract, index, reference rate, or other measure during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size. The Fund's obligations (or rights) under each swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered swap dealer. The Fund may also enter into swap agreements with additional registered swap dealers.

Futures Contracts and Options. From time to time, and when operationally efficient, the Fund may also invest directly in exchange-traded or centrally cleared futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets, and options on such futures contracts, to obtain or adjust its exposure to Computational Power. GPU compute futures contracts are standardized, cash-settled contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Options on futures contracts give the Fund the right, but not the obligation, to buy or sell a futures contract at a specified price. The Fund is not required to use futures or options and may choose to obtain all of its exposure through swap agreements or other derivative instruments.

Collateral Instruments. The Fund will also invest significantly in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds. The Collateral Instruments are designed to provide liquidity and to serve as collateral for the Fund's swap positions.

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements, which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Cayman Subsidiary. The Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a regulated investment company ("RIC"). The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

The Fund may use one or more reference measures as its Benchmark. A Benchmark may consist of the price of front-month futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets, a pricing benchmark, index, reference rate, or other measure designed to reflect the price, cost, availability, utilization, or economic value of GPU compute across the A100, B200, H100, H200, and RTX 5090 markets. The Fund may replace or roll futures contracts as they approach expiration and may change the reference instrument if the relevant contract, benchmark, index, reference rate, or successor GPU model becomes unavailable, illiquid, discontinued, or otherwise unsuitable.

The Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. The Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. The Fund may add or substitute such a reference measure at launch or at a later date, subject to the Fund's investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments that provide exposure to Computational Power across the A100, B200, H100, H200, and RTX 5090 GPU markets or a successor or substantially similar GPU model (the "80% Investment Policy"). Fund shareholders would be given at least 60 days' notice prior to any change in this policy.

The Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, the Fund uses the notional value of its derivatives positions.

The Fund is classified as "non-diversified" under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer or counterparty.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order for ease of reference. Each risk described below is considered a "principal risk" of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. The Benchmark measures the price of futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets, which may differ, at times significantly, from the current spot cost of GPU compute across the A100, B200, H100, H200, and RTX 5090 markets. Futures prices reflect market expectations, financing costs, and supply and demand for the contracts themselves, and may be volatile or subject to distortion in thinly traded markets. Daily settlement prices are established by the listing exchange(s), and errors, delays, or disruptions in exchange pricing could adversely affect the valuation of the Fund's positions.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize gains or losses that it might not have incurred if creations and redemptions were effected in kind. These costs may reduce the Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. The Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of Computational Power across the A100, B200, H100, H200, and RTX 5090 GPU markets fluctuate significantly.

Compute Risk. Compute represents a rapidly emerging asset class. The pricing of GPU compute across the A100, B200, H100, H200, and RTX 5090 markets capacity is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs that may render current hardware less economically competitive), changes in energy costs, data center capacity constraints, regulatory developments (including export controls), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, the Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on the Fund than if it were more broadly diversified.

Counterparty Risk. The Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. The Fund could lose money if a counterparty to a swap agreement fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Fund's concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as indices or funds. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities.

Futures Contracts Risk. The Fund may invest in, and its swap agreements are expected to reference, futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices. GPU compute futures are a recent innovation; trading volumes and open interest may be limited, and there is no guarantee that a liquid futures market will develop or be maintained.

Rolling and Contango Risk. Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in the Fund's Benchmark and in the value of its swap positions.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate the Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. Compute-linked swap agreements and related derivative instruments may have limited liquidity, particularly during periods of market stress or reduced participation. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions. In illiquid markets, the Fund may be unable to obtain favorable pricing or may be unable to close positions.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities and derivatives are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not grow to, or maintain, an economically viable level of assets, which could adversely impact the Fund's expenses or viability.

New Asset Class Risk. Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements and related instruments may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Benchmark tracking.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties than a diversified fund. As a result, a decline in the value of or a default by a single investment or counterparty may have a greater impact on the Fund's NAV.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no guarantee that Shares will trade at or near NAV.

Swap Agreements Risk. The Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund's investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund's return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or "swapped" between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Benchmark for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Benchmark does not. Additionally, the Fund may not be fully invested at all times, or may hold instruments whose returns differ from the Benchmark. Swap financing costs, counterparty pricing, and collateral requirements may cause the Fund's returns to differ from the Benchmark.

Valuation Risk. Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Anthony Crinieri and Miles Braden, Portfolio Managers for the Adviser; each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund, and only to create or redeem shares. APs must be (i) registered broker-dealers or other securities market participants, such as banks and other financial institutions, that are not required to register as broker-dealers to engage in securities transactions, and (ii) participants in the Depository Trust Company.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Because Shares trade at market prices, you may pay more than NAV when you purchase Shares and receive less than NAV when you sell Shares.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgiinvest.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged account. Distributions may be subject to state and local taxes, which are not discussed in this Prospectus. You should consult your tax adviser about the tax implications of an investment in the Fund.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

The Corgi A100 Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA A100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

The Corgi B200 Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA B200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

The Corgi H100 Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA H100 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

The Corgi H200 Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA H200 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

The Corgi RTX 5090 Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to NVIDIA RTX 5090 GPU compute, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU market. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

The Corgi Composite Compute ETF seeks investment results, before fees and expenses, that provide economic exposure to GPU compute across the A100, B200, H100, H200, and RTX 5090 GPU markets, including, when applicable, a successor, replacement, or substantially similar GPU model or compute capacity that the Adviser reasonably determines is comparable to the applicable GPU markets. The Fund may seek to track, or otherwise obtain exposure through, one or more futures contracts, swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures.

Each Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Principal Investment Strategies — Additional Detail

There is no guarantee that the Fund's investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The following information is in addition to, and should be read along with, the description of the Fund's principal investment strategies in the section of the prospectus titled "Fund Summary—Principal Investment Strategies".

Each Fund's "80%" policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change. For the purpose of complying with its 80% policy, each Fund uses the notional value of its derivatives positions.

Third-Party and Licensed Benchmarks (Applicable to all Funds). Each Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. A Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. A Fund may add or substitute a reference measure at launch or at a later date, subject to its investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

About A100 Compute Futures (Applicable to Corgi A100 Compute ETF). A100 GPU compute futures contracts are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

About B200 Compute Futures (Applicable to Corgi B200 Compute ETF). B200 GPU compute futures contracts are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

About H100 Compute Futures (Applicable to Corgi H100 Compute ETF ). H100 GPU compute futures contracts are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

About H200 Compute Futures (Applicable to Corgi H200 Compute ETF). H200 GPU compute futures contracts are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

About RTX 5090 Compute Futures (Applicable to Corgi RTX 5090 Compute ETF). RTX 5090 GPU compute futures contracts are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

About Composite GPU Compute Futures (Applicable to Corgi Composite Compute ETF ). Futures contracts referencing GPU compute across the A100, B200, H100, H200, and RTX 5090 markets are standardized, cash-settled futures contracts that reference the price of a specified amount of computing time in the applicable GPU market, expressed in U.S. dollars per GPU compute-hour. The contracts are traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Daily settlement prices are established by the listing exchange(s). The Fund's Benchmark is the price of the front-month contracts, which are generally rolled to the next month's contracts prior to expiration. The Fund may instead use a pricing benchmark, index, reference rate, swap, option, forward, or other measure that references the same GPU compute market or a successor or substantially similar GPU model.

Derivative Instrument Selection (Applicable to all Funds). Each Fund expects to obtain exposure primarily through derivative instruments, which may include exchange-listed or centrally cleared futures contracts and centrally cleared or over-the-counter total return swaps referencing its respective GPU compute futures contracts, pricing benchmarks, indices, reference rates, or other instruments that provide exposure to the price, cost, availability, utilization, or economic value of the relevant GPU compute. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments. A total return swap is a contract between two parties in which one party agrees to pay the other the total return of a reference asset over a specified period in exchange for a periodic payment at a fixed price. Each swap contract references a notional quantity of GPU compute-hours and settles based on the change in value of the referenced compute futures position during the contract period (the "Settlement Price") versus the agreed-upon fixed price (the "Unit Price"). The settlement amount equals (Settlement Price minus Unit Price) multiplied by the contract size.

Collateral (Applicable to all Funds). In connection with its swap positions, each Fund will maintain a collateral portfolio of cash, cash equivalents, and high-quality short-term instruments, such as U.S. Treasury securities, money market funds, or repurchase agreements. The collateral is designed to provide liquidity and to serve as collateral for the Fund's swap positions.

80% Investment Policy (Applicable to all Funds). Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that provide exposure to its respective GPU Computational Power or a successor or substantially similar GPU model. For purposes of this policy, derivative contracts will be valued at their notional value.

Cayman Subsidiary (Applicable to all Funds). Each Fund may obtain exposure to Computational Power directly or indirectly through a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest in futures contracts, swap agreements, options, forwards, and other derivatives, as well as cash and short-term instruments intended to serve as margin or collateral, subject to applicable law and the investment restrictions applicable to the Fund. Each Fund intends to limit its investment in the Subsidiary to no more than 25% of its total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a RIC. The Fund and the Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

Non-Diversified Status (Applicable to all Funds). Each Fund is classified as "non-diversified" under the 1940 Act. Each Fund intends, however, to maintain compliance with the diversification requirements of the Internal Revenue Code of 1986, as amended.

Cash Management; Other Investments (Applicable to all Funds). For liquidity and operational purposes, each Fund may hold cash and cash equivalents and may invest in money market funds, short-term U.S. Treasury securities, and other short-term instruments.

Exchange Disclaimer (Applicable to all Funds). The Funds are not sponsored, endorsed, sold, or promoted by any futures exchange on which GPU compute futures contracts trade, and no such exchange or its affiliates makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds, nor does any such exchange guarantee the quality, accuracy, or completeness of any settlement price or other data. No futures exchange is affiliated with the Funds, the Adviser, or Corgi ETF Trust I.

Additional Information About Principal Risks

The following provides additional detail on certain principal risks of investing in the Funds. Each risk described below is considered a "principal risk" of investing in the applicable Fund(s) as indicated by the parenthetical notation, regardless of the order in which the risks appear.

AP and Market Maker Dependence Risk. (Applicable to all Funds). Each Fund relies on a limited number of APs and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease operations, the Fund's Shares may trade at significant premiums or discounts to NAV and trading may be disrupted.

Benchmark Risk. (Applicable to all Funds). Each Fund's Benchmark, which may consist of futures contracts, a pricing benchmark, index, reference rate, swap reference measure, or other instrument, may differ, at times significantly, from the current spot cost or economic value of GPU compute. The relevant market may be new, and trading volumes, open interest, reference data, and liquidity may be limited. Settlement prices or reference rates may be subject to error, delay, disruption, manipulation, or distortion. There can be no assurance that a liquid market will develop or be maintained, or that a Benchmark will reliably reflect the cost, availability, utilization, or economic value of GPU compute.

Cash Transaction Risk. (Applicable to all Funds). Each Fund may effect creations and redemptions partly or wholly for cash rather than in kind. A Fund may incur brokerage expenses, market-impact costs, and taxable gains or losses that might not have arisen if creations and redemptions were effected in kind. These costs may reduce a Fund's NAV to the extent they are not offset by transaction fees paid by Authorized Participants.

Cayman Subsidiary Risk. (Applicable to all Funds). Each Fund may obtain exposure to Computational Power through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary is not registered under the 1940 Act and is not directly subject to all of the investor protections of the 1940 Act. Although the Fund will wholly own and control the Subsidiary and the Board will oversee the Fund's investment in the Subsidiary, changes in U.S. or Cayman Islands law, tax treatment, or the Subsidiary's operations could adversely affect the Fund. The Fund may be required to reduce its investment in the Subsidiary around the end of a fiscal quarter, which could reduce its exposure to Computational Power at an unfavorable time.

Computational Power Risk. (Applicable to all Funds). Investment exposure to Computational Power involves significant risks, including pricing risks specific to data centers, cloud infrastructure, and high-performance compute platforms. Computational Power is capital-intensive and depends on complex technical systems and third parties to deliver continuous, secure, and compliant services. Computational Power is also highly sensitive to energy and real estate constraints. These and other factors, such as obsolescence, customer concentration, competition, hardware or software failure, and security breaches can make the pricing of Computational Power fluctuate significantly. The value of compute capacity may decline due to the introduction of newer, more efficient GPU architectures that render existing hardware less economically competitive.

Compute Risk. (Applicable to all Funds). Compute represents a rapidly emerging asset class. GPU compute capacity pricing is subject to significant volatility driven by supply and demand dynamics, technological innovation (including the introduction of next-generation GPUs), changes in energy costs, data center capacity constraints, regulatory developments (including export controls on advanced semiconductors), and shifts in demand for AI training and inference workloads. The compute market is relatively new and lacks the depth, breadth, and historical pricing data of more established asset classes.

Concentration Risk. (Applicable to all Funds). Each Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry through financial instruments linked to Computational Power and related GPU compute markets. As a result, a Fund may be susceptible to an increased risk of loss to the extent that its investments are concentrated in a limited number of markets, industries, or types of derivative instruments. Adverse events affecting a GPU compute market, reference measure, or counterparty may have a greater impact on a Fund than if it were more broadly diversified.

Counterparty Risk. (Applicable to all Funds). Each Fund expects to use swap agreements with a limited number of counterparties to obtain a substantial portion of its investment exposure. A Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have difficulty meeting its obligations or may become insolvent. If a counterparty defaults, the Fund may have contractual remedies, but there is no assurance that the Fund will be able to enforce such remedies or that the counterparty will have sufficient assets to satisfy the Fund's claims. The Funds' concentration in a limited number of swap counterparties increases the potential impact of a single counterparty default.

Derivatives Risk. (Applicable to all Funds). Derivatives are financial instruments that derive value from the underlying reference asset or assets. Each Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities, including risk related to the market, imperfect correlations with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Futures Contracts Risk. (Applicable to all Funds). Each Fund may invest in, and its swap agreements are expected to reference, GPU compute futures contracts. Futures markets are subject to exchange position limits, price fluctuation limits, margin requirements, and the risk of trading halts or disruptions. The value of futures contracts depends on the price of the underlying reference asset and market expectations, and may not correlate perfectly with spot prices.

Limited Shareholder Rights Risk. (Applicable to all Funds). The Declaration of Trust governing the Trust contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders and does not intend to do so. The Board may, without shareholder approval, liquidate or terminate a Fund or take other actions permitted by the Declaration of Trust. Certain claims may be subject to a waiver of jury trial. The Declaration of Trust also includes an exclusive forum provision requiring certain claims to be brought in specified state courts; this provision does not apply to claims arising under the federal securities laws. These provisions may limit shareholders' ability to pursue claims or obtain a judicial remedy.

Liquidity Risk. (Applicable to all Funds). Compute-linked swap agreements and related instruments may have limited liquidity, particularly during periods of market stress. Reduced liquidity may make it more difficult or costly for the Fund to enter into, adjust, or terminate swap positions.

Market Risk. (Applicable to all Funds). The value of a Fund's derivatives, collateral, and Shares may decline because of changes in economic, political, regulatory, interest-rate, or market conditions. Fund Shares may lose value over short or long periods, and an investor could lose some or all of its investment.

New Adviser Risk. (Applicable to all Funds). The Adviser has limited experience managing registered investment companies and these Funds. There is no long-term track record by which to evaluate the Adviser's ability to manage the Funds, and the Funds may not attract sufficient assets to operate efficiently.

New Asset Class Risk. (Applicable to all Funds). Compute derivatives represent a new and evolving asset class. The market for compute-linked swap agreements may lack the depth, liquidity, and historical track record of more established derivative markets. There can be no assurance that a liquid market for compute-linked derivatives will develop or be maintained. The absence of historical performance data makes it difficult to predict how compute-linked instruments will perform under various market conditions.

New Fund Risk. (Applicable to all Funds). Each Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and implement its strategy efficiently.

Non-Diversification Risk. (Applicable to all Funds). A non-diversified fund may invest a greater percentage of its assets in the securities of a smaller number of issuers or counterparties. To the extent a Fund invests a significant portion of its assets in swap agreements with a limited number of counterparties, a default by any single counterparty may have a significant adverse impact on the Fund's NAV.

Operational and Cybersecurity Risk. (Applicable to all Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, and shareholder services. Human error, processing or communication failures, cyber incidents, or disruptions at critical service providers may result in financial loss, delays in trading, or inability to value portfolio holdings accurately.

Premium/Discount to NAV Risk. (Applicable to all Funds). Shares may trade at market prices above or below NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio holds less-liquid instruments. There is no assurance that Shares will trade at or near NAV.

Rolling and Contango Risk. (Applicable to all Funds). Exposure to front-month futures contracts must be replaced or "rolled" to later-dated contracts prior to expiration. Futures contracts with a longer term to expiration may be priced higher than those with a shorter term, a relationship called "contango"; the opposite relationship is called "backwardation." Rolling in a contango market may reduce returns relative to the spot price of compute, and these costs are reflected in each Fund's Benchmark and in the value of its swap positions.

Swap Agreements Risk. (Applicable to all Funds). Each Fund may obtain a substantial portion of its investment exposure through total return swap agreements, but may also use futures, options, forwards, or other derivative instruments. The use of swap transactions is a highly specialized activity involving investment techniques and risks different from ordinary portfolio securities transactions. Whether a Fund will be successful depends on the Adviser's ability to structure swap agreements and identify counterparties. Swap agreements are generally traded in the over-the-counter market, which has less transparency than exchange-traded instruments. In a standard swap transaction, two parties agree to exchange the return earned or realized on particular predetermined reference assets. The gross return is calculated based on a notional amount. Any financing, borrowing or other costs associated with using swap transactions may lower the Fund's return.

Tracking Difference and Tracking Error Risk. (Applicable to all Funds). Each Fund's results may differ from those of its respective Benchmark for a variety of reasons, including operating expenses, transaction costs, swap financing costs, counterparty pricing, and cash drag from collateral requirements. The Fund may not be able to replicate the exact performance of the Benchmark through swap agreements due to pricing differences between swap terms and the referenced futures contracts.

Valuation Risk. (Applicable to all Funds). Certain derivatives, swaps, reference measures, and collateral instruments may be valued using fair value methodologies rather than readily available market quotations. Valuation judgments may differ from the price received on sale and may be especially difficult during periods of market disruption or limited liquidity.

PORTFOLIO HOLDINGS INFORMATION

Each Fund’s complete portfolio holdings will be made available on the Funds’ website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds’ policies and procedures regarding disclosure of portfolio holdings is provided in the Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the “Adviser”), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], 2026, has $[ ] assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the “Trust”) (the “Advisory Agreement”). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Funds’ operations.

For its services to each Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of each Fund’s expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses each Fund is responsible for under the Advisory Agreement (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion of the basis for the Board’s approval of the Advisory Agreement will appear in each Fund’s Annual Report to shareholders for the period ended December 31, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of each Fund are Anthony Crinieri and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of each Fund since 2026.

Additional information regarding the portfolio managers’ compensation, other accounts managed, and ownership of Shares is provided in the Funds’ SAI.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems shares (“Shares”) only in large blocks called “Creation Units,” at the Fund’s net asset value (“NAV”) next determined after an order is accepted. Only authorized participants (“APs”), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund’s distributor and transfer agent, may transact in Creation Units directly with a Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the “Exchange”) and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund’s net assets by the number of Shares outstanding.

Fair Value Pricing

The Board has designated the Adviser as each Fund’s “valuation designee” under Rule 2a-5 of the 1940 Act, subject to the Board’s oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable.

Delivery of Shareholder Documents — “Householding”

Certain intermediaries may offer “householding,” a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Funds. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares.

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions and when you sell Shares on the Exchange.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund’s net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Distributions that a Fund reports as capital gain dividends are taxable to shareholders as long-term capital gains.

DISTRIBUTION

[ ] (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC, serves as the Funds’ distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor’s principal address is [ ], [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services. The Funds do not currently pay Rule 12b-1 fees.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) each Fund’s NAV will be provided on the Funds’ website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

Jury Trial Waiver. The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Exclusive Forum. The Declaration of Trust provides that shareholder actions against the Funds must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws.

Derivative and Direct Action Limitations. The Trust’s Agreement and Declaration of Trust sets forth a detailed process for shareholders to bring derivative or direct actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Trust’s Trustees. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the independent Trustees determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding Shares must join in bringing any derivative action. These provisions do not apply to claims brought under the federal securities laws.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund’s performance over its operating period. Because the Funds have not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI includes further details about the Funds’ investments and other information. A current SAI dated [       ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Funds by contacting:

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Funds are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

August 19, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

[], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read together with the Prospectus for the Corgi A100 Compute ETF, Corgi B200 Compute ETF, Corgi H100 Compute ETF, Corgi H200 Compute ETF, Corgi RTX 5090 Compute ETF, Corgi Composite Compute ETF (each a “Fund” and collectively the “Funds”) of Corgi ETF Trust I (the “Trust”), dated [DATE], 2026, as it may be supplemented from time to time (the “Prospectus”). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the Prospectus. A copy of the Prospectus may be obtained without charge by email to compliance@corgifunds.com, visiting www.corgifunds.com, or writing to the Fund, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds’s audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds’s most recent annual report on Form N-CSR.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company. This SAI relates to the Funds listed on the cover page. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the “1940 Act”), as an open-end management investment company, and the offering of shares of beneficial interest (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Each Fund is an actively managed ETF that seeks economic exposure to its respective GPU compute market. Corgi Strategies, LLC (the “Adviser”) serves as investment adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally issues and redeems Creation Units in exchange for a basket of securities (“Deposit Securities”) together with a specified cash payment (the “Cash Component”). Shares are expected to be listed on [ ] (the “Exchange”) and trade on the Exchange at market prices, which may differ from NAV.

Because each Fund expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund is an actively managed exchange-traded fund. Each Fund seeks economic exposure to its respective GPU compute market through one or more futures contracts, total return swap agreements, options, forwards, pricing benchmarks, indices, reference rates, or other financial instruments or measures. The Funds do not invest directly in physical GPU hardware or data-center infrastructure.

The Funds expect to obtain exposure primarily through derivative instruments, which may include exchange-traded or centrally cleared futures contracts and centrally cleared or over-the-counter swap agreements, as well as options, forwards, reverse repurchase agreements, cash, cash equivalents, money market funds, and other short-term instruments for investment, collateral, liquidity, hedging, or operational purposes. Depending on availability, liquidity, pricing, tax, regulatory, and operational considerations, the Adviser may emphasize futures, swaps, or a combination of these instruments.

Each Fund may use a third-party, proprietary, or licensed index, benchmark, reference rate, or other reference measure, including one calculated, administered, or licensed by a data or index provider. A Fund may enter into an index license, data license, or similar agreement and pay licensing fees or other consideration when necessary to obtain, use, calculate, or disseminate the relevant reference measure. A Fund may add or substitute a reference measure at launch or at a later date, subject to its investment objective, policies, applicable law, and the Adviser's determination that the measure is appropriate.

Unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or counterparties than a diversified fund. Each Fund nevertheless intends to satisfy the applicable diversification tests under Subchapter M of the Internal Revenue Code.

Rule 18f-4 and Derivatives Risk Management

The Funds intend to comply with Rule 18f-4 under the 1940 Act and the related derivatives risk-management program, including applicable value-at-risk, reporting, testing, recordkeeping, and oversight requirements. The Funds may rely on available exclusions or exceptions where applicable. Derivatives may create leverage, correlation, liquidity, valuation, counterparty, and legal risks.

DESCRIPTION OF PERMITTED INVESTMENTS

Swap Agreements

The Funds may enter into centrally cleared or over-the-counter total return swap agreements with registered swap dealers. A swap generally requires one party to pay the total return of a reference asset or measure in exchange for a periodic payment. The reference may be an exchange-listed or centrally cleared GPU compute futures contract, pricing benchmark, index, reference rate, successor GPU model, or other measure designed to reflect the price, cost, availability, utilization, or economic value of the relevant GPU compute market. A swap may be negotiated over-the-counter even when its referenced futures contract is exchange-listed. Swaps may be documented under an ISDA Master Agreement and may require initial or variation margin, collateral, or other credit support. OTC swaps involve counterparty, collateral, liquidity, valuation, documentation, and termination risks.

Futures Contracts

The Funds may invest in standardized, cash-settled GPU compute futures contracts traded on U.S. or other commodity exchanges or boards of trade designated or otherwise recognized by the CFTC, including CME Group or ICE Futures U.S., if available. Futures contracts require margin and are marked to market daily. Futures markets may be subject to position limits, price limits, margin calls, trading halts, disruptions, and limited liquidity. The Funds may roll futures contracts before expiration, which may create costs or gains depending on contango or backwardation.

Options

The Funds may purchase or write options on futures contracts, swaps, indices, reference rates, or other permitted instruments. An option gives the purchaser the right, but not the obligation, to buy or sell the underlying instrument at a specified price. Options may expire worthless, involve imperfect correlation and liquidity risks, and expose a Fund to the risk that an option writer or other counterparty fails to perform.

Forwards

The Funds may enter into forward contracts and other forward-settling transactions that reference GPU compute, futures contracts, indices, pricing benchmarks, reference rates, or successor GPU models. Forward contracts are privately negotiated and may be less liquid than exchange-traded instruments. They involve counterparty, valuation, settlement, documentation, and liquidity risks and may be treated as derivatives under Rule 18f-4.

Cayman Subsidiary

A Fund may obtain exposure through a wholly owned subsidiary organized under the laws of the Cayman Islands. The Subsidiary may invest in futures, swaps, options, forwards, cash, and short-term instruments intended to serve as margin or collateral. A Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the end of each quarter of its taxable year for purposes of maintaining its qualification as a RIC. The Subsidiary is not registered under the 1940 Act and is not directly subject to all investor protections of the 1940 Act. The Fund and Subsidiary will comply with applicable derivatives, custody, leverage, and risk-management requirements on an aggregate basis.

Collateral and Short-Term Instruments

The Funds may hold cash, cash equivalents, U.S. Treasury securities, government money market funds, repurchase agreements, and other high-quality short-term instruments as collateral for derivatives, to meet redemption requests, or for temporary defensive and operational purposes. Collateral may earn less than the return on the relevant GPU compute exposure and may create cash drag and reinvestment risk.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements, subject to applicable law and Rule 18f-4. In a reverse repurchase agreement, the Fund sells securities or other assets and agrees to repurchase them at a later date at a higher price. These transactions may be treated as borrowings or derivatives and may magnify gains and losses, create counterparty exposure, and require collateral or margin.

Investment Company Securities

The Funds may invest in money market funds, ETFs, and other investment companies to manage cash, obtain short-term exposure, or facilitate portfolio operations, subject to Section 12(d)(1) of the 1940 Act, Rule 12d1-4, and other applicable law. Shareholders indirectly bear a proportionate share of the fees and expenses of acquired funds.

Securities Lending

If approved by the Board, a Fund may lend portfolio securities or other permitted assets to qualified borrowers against collateral. Securities lending involves borrower default, collateral, reinvestment, liquidity, operational, and market risks. A Fund may lose voting rights while securities are on loan.

Temporary Defensive Strategies

Under unusual circumstances, including market disruptions, trading halts, extraordinary volatility, unusually large cash flows, or the unavailability of suitable reference instruments, a Fund may temporarily hold a substantial portion, and in extreme circumstances up to 100%, of its assets in cash, cash equivalents, U.S. government obligations, money market funds, or other short-term instruments. Temporary defensive positioning may prevent a Fund from achieving its investment objective and may increase tracking difference.

Compute Market, Benchmark, and Model-Transition Risks

GPU compute markets are new and evolving and may lack reliable historical data, depth, liquidity, and standardized pricing conventions. A futures contract, swap reference, index, pricing benchmark, or reference rate may not track the current spot cost or economic value of compute. The Adviser may replace a reference instrument or GPU model when it becomes unavailable, illiquid, discontinued, or otherwise unsuitable, including when an H100, H200, B200, A100, or RTX 5090 market migrates to a successor or substantially similar model. Such a change may create transaction costs, tracking difference, tax consequences, or temporary loss of exposure.

Valuation, Liquidity, and Operational Risks

The Funds may hold instruments that are difficult to value or dispose of during stressed markets. Fair-value determinations may differ from the price ultimately received. The Funds and their service providers depend on trading, collateral, valuation, pricing, custody, and communication systems, which may be disrupted by human error, cyber incidents, technology failures, or the failure of a critical service provider.

Tax Risks

The use of futures, swaps, options, forwards, and a Cayman Subsidiary may affect the timing, amount, and character of income and gains. Certain derivatives may be subject to special tax rules, including mark-to-market, straddle, constructive-sale, and other rules. The Funds intend to qualify each taxable year as regulated investment companies under Subchapter M, but there can be no assurance that they will do so.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities of a Fund, the Fund may not:

Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

Make loans, except to the extent permitted under the 1940 Act.

Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”), or securities of companies engaged in the real estate business.

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, when a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act.

•          Corgi A100 Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•          Corgi B200 Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•          Corgi H100 Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•          Corgi H200 Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•          Corgi RTX 5090 Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•          Corgi Composite Compute ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will “look through” to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

Non-Fundamental Investment Restrictions. Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice:

80% Investment Policy. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that provide exposure to its respective GPU compute market or a successor or substantially similar GPU model. Derivative contracts are valued at their notional value for purposes of this policy.

EXCHANGE LISTING AND TRADING

The Shares of each Fund will be listed and traded on [ ] (the “Exchange”). Trading is subject to applicable Exchange rules, including rules that may halt or suspend trading under certain circumstances. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust’s operations and report to the Board. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust’s independent registered public accounting firm regarding, among other things, the internal control structure of the Trust’s financial reporting function.

Members of the Board.

The Board is composed of five members, three of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1) Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2) “Fund Complex” refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the “Fund Complex”).

(3) “Independent Trustees” are Trustees who are not “interested persons” of the Trust under the 1940 Act.

(4) Nicolas S. Laqua and Emily Z. Yuan are “interested persons” of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the “Adviser”).

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serves based on the following, among other factors:

•          Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

•          Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

•          Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

•          Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency.

•          Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies, including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Carl Clements (Born: 1979)	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2026	Fund Accounting and ETF Specialist supporting Corgi Strategies, LLC (since 2026); Fund Accounting and ETF Specialist, Royal London Asset Management (prior thereto).
Daniel Kearns (Born: 1999)	Chief Compliance Officer	Indefinite term; since 2026	Chief Compliance Officer, Corgi Strategies, LLC (since 2026); Senior Paralegal, Global X Management Company LLC (2024 to 2026); Project Assistant, Sidley Austin LLP (2022 to 2024).
Isaac Hargett (Born: 2002)	Vice President	Indefinite term; since 2026	Chief Executive Officer and President, Corgi Strategies, LLC (since August 2026); Analyst, Deloitte Consulting (2024 to 2025); Student, Indiana University Kelley School of Business (2020 to 2024).
Matthew Wieneke (Born: 1987)	Vice President	Indefinite term; since 2026	Head of Trading, Corgi Strategies, LLC (since March 2026); Head of Trading, Kabouter Management, LLC (prior thereto).
Tony Aukett (Born: 1992)	Vice President	Indefinite term; since 2026

Fixed Income Portfolio Manager and Trader, Corgi Strategies, LLC (since 2026); Fixed Income Manager, MainStreet Investment Advisors (2023 to 2026); Manager of Fixed Income Trading, HighTower Advisors (prior thereto).

Damien Wiese (Born: 2004)	Vice President	Indefinite term; since 2026	Founding Software Engineer of Corgi Strategies, LLC (since 2025); student, Colby College (2022 to 2026).
Miles Braden (Born: 1995)	Secretary	Indefinite term; since 2026

Chief Operating Officer and Portfolio Manager, Corgi Strategies, LLC (since 2026); Strategic Advisor & Consultant, Cotham Partners (2023 to 2025); Corporate Strategy & Partnerships, Cavnue (2022 to 2023); Corporate Development, Ideanomics (2021 to 2022).

Anthony Crinieri (Born: 1999)	Assistant Secretary	Indefinite term; since 2026

Portfolio Manager, Corgi Strategies, LLC (since January 2026); Co-Founder, Fitted (2023 to 2024); Digital Asset Investment Analyst, VanEck (2023); Investment Analyst, Clearwater Digital Partners (2022 to 2023).

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust’s accounting, financial reporting, and internal control processes; the quality and integrity of the Trust’s financial statements; and the qualifications, independence, and performance of the Trust’s independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters.

Qualified Legal Compliance Committee (“QLCC”). The Audit Committee also serves as the Trust’s QLCC for purposes of the SEC’s attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)).

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board’s annual self-assessment; and reviews Trustee compensation.

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee’s beneficial ownership of Shares of each Fund and of the Trust’s other series as of the end of the most recently completed calendar year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray	None	None
Bryant C. Lee	None	None
Jennifer X. Benson	None	None
Interested Trustees
Nicolas S. Laqua	Over $100,000	Over $100,000
Emily Z. Yuan	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1) Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Anthony Crinieri and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Funds over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Trust.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. The Fund is a separate series of the Trust. Each share of the Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Fund, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate the Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if the Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

The Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund’s Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees’ decision was not a good-faith exercise of business judgment on the Fund’s behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund’s costs and expenses (including attorneys’ fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or the Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

The Declaration of Trust also provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Reorganization, Merger, and Consolidation. Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances, the Board may authorize the merger or reorganization of the Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker-dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker-dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Funds generally will not pay brokerage commissions for those purchases. When the Funds effect transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Funds incur exchange fees and pay commissions or other charges to their futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker-dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker-dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Adviser's judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of the Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent the Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

The Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), a Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

A Funds Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units . Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees . A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units . Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs . Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares . A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives. Each Fund's investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Fund has not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.”

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC — SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the Adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds will be [ ].

(a)	[ ]
(b)	[ ]
(c)	[ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]

Registrant's Custodian	[ ]

Registrant's Principal Underwriter	[ ]

Registrant's Investment Adviser	[ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on August 19, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on August 19, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Carl Clements	Treasurer and Principal Financial Officer
Carl Clements

*	Chair; Interested Trustee
Nicolas S. Laqua

*	Lead Independent Trustee
Conor M. Murray

*	Trustee
Bryant C. Lee

*	Trustee
Jennifer X. Benson

*By:	/s/ Emily Z. Yuan
Emily Z. Yuan

* Attorney-In-Fact -- Pursuant to Power of Attorney Previously Filed dated August 22, 2025 for Messrs. Laqua, Murray and Lee, and Ms. Benson, and filed with Registrant's registration statement on Form N-1A dated August 25, 2025 and herein incorporated by reference.